Consolidated Balance Sheets - USD ($)		Feb. 28, 2018		Aug. 31, 2017		Aug. 31, 2016
Current Assets
Cash and cash equivalents		$ 525,107	[1]	$ 572,775	[1]	$ 3,590
Prepaid expenses and deposits		13,923	[1]	1,500
Other receivable	[1]	1,327
Total Current Assets		540,357	[1]	574,275		3,590
Equipment, net of accumulated depreciation of $146 and $nil, respectively	[1]	741
TOTAL ASSETS		541,098	[1]	574,275		3,590
Current Liabilities
Accounts payable and accrued liabilities		324,321	[1]	28,576		12,940
Due to related party		1,602	[1]	862		4,450
Total Current Liabilities		325,923	[1]	29,438		17,390
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred Stock, par value $0.001, 50,000,000 shares authorized, 0 and 0 shares issued and outstanding as of February 28, 2018, August 31, 2017, and 2016, respectively			[1]
Common Stock, par value $0.001, 150,000,000 shares authorized, 12,367,889, 11,327,302 and 7,640,000 shares issued and outstanding as of February 28, 2018, August 31, 2017, and 2016, respectively		12,368	[1]	11,327		7,640
Additional paid-in capital		1,575,039	[1]	827,942		38,760
Accumulated deficit		(1,370,610)	[1]	(295,089)		(60,200)
Accumulated other comprehensive gain (loss)		(1,622)	[1]	657
Total Stockholders' Equity		215,175	[1]	544,837		(13,800)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		$ 541,098	[1]	$ 574,275		$ 3,590

[1]	Restated